PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Original cost:	[1]	$ 4,406,572	$ 4,006,101
Accumulated depreciation		(3,250,643)	(3,043,843)
Property and equipment, net		1,155,929	962,258
Land and Buildings and building improvements, including facility infrastructure [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	429,191	429,277
Accumulated depreciation		(291,684)	(279,408)
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	3,977,381	3,576,824
Accumulated depreciation		$ (2,958,959)	$ (2,764,435)

[1]	Original cost includes ROU assets under capital lease in the amount of $204,230 and $223,716 as of December 31, 2023 and 2022, respectively. The depreciation expense of such assets amounted to $18,307 and $14,215 for the years ended December 31, 2023 and 2022, respectively.